Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP020 [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements [Text Block]	FAIR VALUE MEASUREMENTS
A fair value measurement is determined based on the assumptions that a market participant would use in pricing an asset or liability, based on a three-tiered hierarchy that draws a distinction between market participant assumptions based on (i) observable inputs, such as quoted prices in active markets (Level 1); (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2); and (iii) unobservable inputs that require the Master Trust to use present value and other valuation techniques in the determination of fair value (Level 3). Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measure. The Master Trust’s assessment of the significance of a particular input to fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
Financial assets held in the Master Trust and the valuation techniques for measuring fair value are as follows:
Registered Investment Companies (Mutual Funds): Registered investment companies (mutual funds) are valued at their respective net asset values. The net asset values are typically determined by the fund at the close of regular trading. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds are considered actively traded.
Common/Collective Trusts: Valued at the NAV of units of the collective trusts. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Were the Plan to initiate a full redemption of the collective trusts, the investment adviser reserves the right to temporarily delay withdrawal from the trusts in order to ensure that securities liquidations will be carried out in an orderly business manner.
Common Stock: The Graham Holdings Company common stock in the Graham Holdings Company Stock Fund and Berkshire Hathaway common stock in the Berkshire Hathaway Stock Fund are valued at their year-end market value closing price.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan Sponsor believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Financial assets held by the Master Trust measured at fair value on a recurring basis were as follows:

	As of December 31, 2025		As of December 31, 2024
	Fair Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Fair Value	Quoted Prices in Active Markets for Identical Items (Level 1)
Assets:
Mutual funds	$621,784,615	$621,784,615	$569,520,506	$569,520,506
Berkshire Hathaway common stock	56,670,947	56,670,947	55,163,111	55,163,111
Graham Holdings Company common stock	5,236,005	5,236,005	4,318,069	4,318,069
Total	$683,691,567	$683,691,567	$629,001,686	$629,001,686
Common collective trusts (1)	389,436,813	—	345,424,320	—
Total financial assets	$1,073,128,380	$683,691,567	$974,426,006	$629,001,686

(1)    In accordance with FASB ASC 820, Fair Value Measurement, certain investments that are measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. As a result, collective investment trusts are classified as a reconciling item in the fair value hierarchy so that the total investments in the fair value hierarchy is consistent with the Plan investments, at fair value on the Statements of Net Assets Available for Benefits.
For assets that are measured using quoted prices in active markets, the total fair value is the published market price per share/unit multiplied by the number of shares/units held.
Common/Collective Trusts
The estimated fair value and redemption requirements of the Master Trust’s investment in common collective trust are summarized as follows:

	December 31,
	2025	2024	Unfunded commitments	Redemption frequency	Redemption notice

Target-date strategy funds	$381,561,598	$338,587,009	None	Daily	None
Target income strategy fund	7,875,215	6,837,311	None	Daily	None
Total	$389,436,813	$345,424,320